Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - Related Parties - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from related parties	$ 891,282	$ 282,206	$ 2,022,691
Cost of revenues from related parties	$ 3,631,304	$ 6,762,837	$ 4,849,877